Statements of Consolidated Equity (USD $) In Millions, unless otherwise specified	Total	Preferred Stock [Member]	Common Class A [Member]	Common Class B [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]		Stockholders' Equity, Total [Member]	Noncontrolling Interest [Member]
Beginning Balance at Dec. 31, 2008		$ 1	$ 277	$ 5,261	$ (10,305)	$ (236)	[1]		$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Redemptionof preferred stock		(1)
Effects of debt push-down from EFH Corp. (Note 9)			6	101
Effects of stock-based incentive compensation plans				5
Net income (loss) attributable to EFCH	515				515
Other				1	0
Change during the period	109					109	[1]
Net (income) loss attributable to noncontrolling interest	0								0
Effect of consolidation of TXU Receivables Company									0
Investment in subsidiary by noncontrolling interests									48
Ending Balance at Dec. 31, 2009	(4,218)	0	283	5,368	(9,790)	(127)	[1]	(4,266)	48
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Redemptionof preferred stock		0
Effects of debt push-down from EFH Corp. (Note 9)			75	1,417
Effects of stock-based incentive compensation plans				8
Net income (loss) attributable to EFCH	(3,530)				(3,530)
Other				0	1
Change during the period	59					59	[1]
Net (income) loss attributable to noncontrolling interest	0								0
Effect of consolidation of TXU Receivables Company									7
Investment in subsidiary by noncontrolling interests									32
Ending Balance at Dec. 31, 2010	(6,149)	0	358	6,793	(13,319)	(68)	[1]	(6,236)	87
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Redemptionof preferred stock		0
Effects of debt push-down from EFH Corp. (Note 9)			10	184
Effects of stock-based incentive compensation plans				6
Net income (loss) attributable to EFCH	(1,802)				(1,802)
Other				0	0
Change during the period	19					19	[1]
Net (income) loss attributable to noncontrolling interest	0								0
Effect of consolidation of TXU Receivables Company									0
Investment in subsidiary by noncontrolling interests									16
Ending Balance at Dec. 31, 2011	$ (7,716)	$ 0	$ 368	$ 6,983	$ (15,121)	$ (49)	[1]	$ (7,819)	$ 103

[1]	All amounts relate to cash flow hedges.